Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Operating activities:
Net loss	$ (25,518,054)	$ (509,052,065)	$ (282,112,024)	$ (180,419,837)
Items related to investment activities:
Income taxes and duties	9,302,465	185,572,075	343,823,489	446,612,429
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	6,498,259	129,631,820	137,187,010	153,382,040
Amortization of intangible assets	24,011	478,988	543,372	2,643,326
Impairment (Reversal of impairment) of wells, pipelines, properties, plant and equipment	1,822,359	36,353,700	31,283,154	(21,418,997)
Unsuccessful wells from intangible assets
Exploration costs	421,295	8,404,284	7,990,877	(2,171,218)
Capitalized unsuccessful wells	548,793	10,947,702	71,604,308	15,443,086
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	265,559	5,297,562	2,541,558	16,885,264
Loss from derecognition of intangible assets	19,857	396,118
Depreciation of rights of use	362,391	7,229,231	7,429,275
Cancellation of leases	(55,241)	(1,101,987)
Gains on disposal of subsidiary companies	(35,468)	(707,533)		(701,171)
Unrealized foreign exchange (income) loss of reserve for well abandonment	228,370	4,555,692	(258,816)	(6,953,200)
Profit sharing in joint ventures and associates	177,482	3,540,533	1,157,893	(1,527,012)
Items related to financing activities
Unrealized foreign exchange income	6,640,345	132,466,243	(78,244,974)	(19,762,208)
Interest expense	8,109,062	161,765,242	132,861,340	123,869,684
Interest income	(839,255)	(16,742,048)	(29,235,603)	(9,520,962)
Funds from operating activities	7,972,230	159,035,557	346,570,859	516,361,224
Funds used in operating activities
Profit-sharing duty and income tax paid	(8,640,639)	(172,369,522)	(347,515,447)	(443,785,240)
Derivative financial instruments	(1,091,992)	(21,783,819)	11,640,873	5,880,442
Accounts receivable	(1,020,287)	(20,353,395)	(8,534,028)	(3,429,171)
Inventories	852,664	17,009,543	(649,629)	(18,163,638)
Other assets				(530,711)
Accounts payable and accrued expenses	233,316	4,654,346	1,137,483	1,706,268
Suppliers	1,154,464	23,030,055	46,561,282	9,887,334
Provisions for sundry creditors	111,410	2,222,492	(5,787,614)	(5,950,348)
Employee benefits	2,966,125	59,170,346	66,954,701	53,604,884
Other taxes and duties	735,790	14,678,059	(25,157,966)	26,205,546
Net cash flows from operating activities	3,273,081	65,293,662	85,220,514	141,786,590
Investing activities:
Long-term receivables from the Mexican Government				2,364,053
Interest received for long-term receivable from the Mexican Government				187,615
Other receivables			68,863	1,246,763
Resources from the sale of subsidiary companies	6,753	134,716		4,078,344
Other assets	(180,090)	(3,592,553)	(710,867)
Acquisition of wells, pipelines, properties, plant and equipment	(5,763,636)	(114,977,051)	(109,653,693)	(94,003,596)
Interests collected	46,938	936,350	16,217,132
Intangible assets	(1,185,095)	(23,641,105)	(17,220,238)	(14,957,093)
Net cash flows used in investing activities	(7,075,130)	(141,139,643)	(111,298,803)	(101,083,914)
Excess cash to apply in financing activities	(3,802,049)	(75,845,981)	(26,078,289)	40,702,676
Financing activities:
Increase in equity due to Certificates of Contribution "A"	2,318,748	46,256,000	122,131,000
Long-term receivables from the Mexican Government	205,659	4,102,622	32,493,666
Interest received for long-term receivable from the Mexican Government	85,134	1,698,318	6,211,217
Lease payments	(400,025)	(7,979,972)	(10,709,421)
Interest of lease paid	(101,803)	(2,030,829)	0
Loans obtained from financial institutions	64,572,121	1,288,129,868	1,167,834,946	899,769,012
Debt payments, principal only	(57,746,226)	(1,151,962,147)	(1,185,042,283)	(841,033,392)
Interest paid	(6,566,300)	(130,989,150)	(127,945,203)	(115,289,389)
Net cash flows from (used in) financing activities	2,367,308	47,224,710	4,973,922	(56,553,769)
Net decrease in cash and cash equivalents	(1,434,741)	(28,621,271)	(21,104,367)	(15,851,093)
Effects of foreign exchange on cash balances	400,496	7,989,421	(186,411)	(88,252)
Cash and cash equivalents at the beginning of the period	3,038,876	60,621,631	81,912,409	97,851,754
Cash and cash equivalents at the end of the period	$ 2,004,631	$ 39,989,781	$ 60,621,631	$ 81,912,409